Earnings Per Share - Summary of Earnings Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share-
Net income attributable to Tenneco Inc.	$ 68	$ 83	$ (3)	$ 59	$ 38	$ 179	$ 82	$ 57	$ 207	$ 356	$ 241
Average shares of common stock outstanding (in shares)									52,796,184	55,939,135	59,678,309
Earnings per average share of common stock	$ 1.33	$ 1.57	$ (0.05)	$ 1.10	$ 0.70	$ 3.22	$ 1.44	$ 1.00	$ 3.93	$ 6.36	$ 4.05
Diluted earnings per share-
Average shares of common stock outstanding (in shares)									52,796,184	55,939,135	59,678,309
Effect of dilutive securities:
Restricted stock (in shares)									111,062,000,000	175,513,000,000	96,168,000,000
Stock options (in shares)									119,665,000,000	292,788,000,000	418,673,000,000
Average shares of common stock outstanding including dilutive securities (in shares)									53,026,911	56,407,436	60,193,150
Earnings per average share of common stock (in dollars per share)	$ 1.33	$ 1.57	$ (0.05)	$ 1.09	$ 0.69	$ 3.19	$ 1.43	$ 0.99	$ 3.91	$ 6.31	$ 4.01